December 21, 2009

Summary

Prospectus

Legg Mason

Manager Select

Large Cap Value Fund

Class : Ticker Symbol

I : LGRIX

Before you invest, you may want to review the fund’s Prospectus, which contains more information about the fund and its risks. You can find the fund’s Prospectus and other information about the fund, including the fund’s statement of additional information and shareholder report, online at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund). You can also get this information at no cost by calling Fund Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432 or by sending an e-mail request to prospectus@leggmason.com, or from your financial intermediary. The fund’s Prospectus dated December 1, 2009 and the fund’s statement of additional information, dated December 1, 2009 are incorporated by reference into this Summary Prospectus.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Investment objective

Long-term growth of capital.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (paid directly from your investment) (%)
Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Class I
Management fees	0.75
Distribution and/or service (12b-1) fees	None
Other expenses[1]	4.18
Total annual fund operating expenses	4.93
Fees forgone and/or expenses reimbursed (subject to recapture)	(4.03)
Total annual fund operating expenses after forgoing fees and/or reimbursing expenses (subject to recapture)[2]	0.90

[1]	“Other expenses” are estimated for the current fiscal year; actual expenses may vary.
[2]

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, brokerage, dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 0.90% for Class I shares. This arrangement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent. The manager is permitted to recapture amounts forgone or reimbursed to the class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example:

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•	Your investment has a 5% return each year and the fund’s operating expenses remain the same
•	You reinvest all dividends and other distributions without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years
Class I (with or without redemption at end of period)	92	722

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.

Principal investment strategies

Under normal market conditions, the fund will invest at least 80% of its assets in equity securities of large-capitalization companies (or other financial instruments that derive their value from the equity securities of such companies). The fund generally follows a value discipline in selecting securities.

The fund may invest up to 20% of its net assets in small- and mid- capitalization companies. The fund may also invest up to 20% of its net assets in securities of foreign companies. Further, the fund may engage in short sales of securities and other instruments. Short sales may be used to hedge or substantially offset long positions held by the fund, but also may be unrelated to any long positions held by the fund. The fund may hold no more than 25% of its net assets (taken at current market value) as required collateral for such sales at any one time. The fund may also invest in derivatives such as futures and options, to attempt to enhance its return, or to hedge its investments, among other things.

The fund utilizes a “multi-manager” approach whereby the fund’s assets are normally allocated among multiple investment strategies (each managed by a different subadviser and/or investment team) and the Legg Mason Global Asset Allocation “completion portfolio” (managed by the fund’s adviser). Each subadviser and/or investment team uses a different investment strategy that the fund’s adviser believes is generally complementary to the investment strategies used by the fund’s other subadvisers and investment teams. Each subadviser acts independently from the other subadvisers and from the fund’s adviser and uses its own methodology for selecting investments. Under normal market conditions, approximately 30% of the fund’s assets will be managed by Brandywine Global Investment Management, LLC in its Dynamic Large Cap Value Equity strategy, approximately 30% of the fund’s assets will be managed by Brandywine Global Investment Management, LLC in its Fundamental Large Cap Value Equity strategy, approximately 30% of the fund’s assets will be managed by

ClearBridge Advisors, LLC in its Large Cap Value strategy and the remainder of the fund’s assets will be managed by Legg Mason Global Asset Allocation, LLC in a “completion portfolio” that attempts to reduce overall fund tracking error versus the fund’s comparative index. Legg Mason Global Asset Allocation, LLC manages the “completion portfolio” with reference to the portions of the fund’s assets managed by the subadvisers, but acts independently of the subadvisers in managing the “completion portfolio.”

Certain risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. Stock markets are volatile and stock prices may decline generally. Stocks fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The recent financial crisis has caused a significant decline in the value and liquidity of many securities and may create a higher degree of volatility in the net asset values of many mutual funds, including the fund. Because these events are unprecedented, it is difficult to predict their magnitude or duration.

Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued or decline in price. Value stocks may underperform the overall equity market for a long period of time, for example, while the market concentrates on growth stocks. Although the fund will not concentrate its investments in any one industry or industry group, it may, like many value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual stock. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors. Smaller companies may also have limited liquidity. In addition, certain securities owned by the fund may not have been selected using fundamental, company-specific security analysis and therefore carry additional risks.

Multi-manager risk. While LMGAA monitors each subadviser and monitors the overall management of the fund, each subadviser makes investment decisions independently from the others. It is possible that the subadvisers’ investment styles will not always be complementary, which could adversely affect the performance of the fund.

Portfolio selection risk. The value of your investment may decrease if the portfolio managers’ judgment about the attractiveness, value or market trends affecting a particular security, industry or sector, country or region, or about market movements is incorrect. In addition, the investment models used by an adviser or subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors and do not assure successful investment.

Foreign investments risk. The fund’s investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Foreign countries in which the fund may invest may have markets that are less liquid and more volatile than U.S. markets, may suffer from political or economic instability and may experience negative government actions, such as currency controls or seizures of private businesses or property. In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. Currency fluctuations could erase investment gains or add to investment losses.

ETF risk. Exchange-traded funds or ETFs are bought and sold based on market values and not at net asset value and, therefore, could trade at either a premium or discount to net asset value. The fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF it invests in, including advisory fees, and will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Convertible securities risk. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not.

Short sales risk. The fund may suffer significant losses if assets that the fund sells short appreciate rather than depreciate in value. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the fund may be required to pay in connection with the short sale. While the possible loss on a security that is purchased is limited to the price paid for a security, there is no limit on the amount of loss on a security that is sold short.

Derivatives risk. Using derivatives, especially for non-hedging purposes, may involve greater risks to the fund than investing directly in securities, particularly as these instruments may be very complex, may not behave in the manner anticipated by the manager and are subject to counterparty risks. Certain derivative transactions may have a leveraging effect on the fund. Using derivatives can also disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail in the fund’s Prospectus or in the statement of additional information.

Performance

The fund has not commenced operations as of the date of the fund’s Prospectus, and therefore it does not have a performance record to report. Accordingly, performance charts are not included.

Management

Manager: Legg Mason Partners Fund Advisor, LLC

Adviser: Legg Mason Global Asset Allocation, LLC (“LMGAA”)

Subadvisers: Brandywine Global Investment Management, LLC (“Brandywine Global”), ClearBridge Advisors, LLC (“ClearBridge”), Batterymarch Financial Management, Inc. and Legg Mason Capital Management, Inc.

Portfolio managers:

LMGAA “Completion Portfolio”: Steven D. Bleiberg, Y. Wayne Lin and Andrew D. Purdy have been portfolio managers of the fund since inception.

Brandywine Global Investment Management Dynamic Large Cap Value Equity strategy: Henry F. Otto, Steven M. Tonkovich and Michael J. Fleisher have been portfolio managers of the fund since inception.

Brandywine Global Investment Management Fundamental Large Cap Value Equity strategy: Paul R. Lesutis, CFA, Earl J. Gaskins, Patrick S. Kaser, CFA, and James J. Clarke have been portfolio managers of the fund since inception.

ClearBridge Large Cap Value strategy: Dmitry Khaykin and Robert Feitler, Jr. have been portfolio managers of the fund since inception.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are as follows:

Investment minimum initial/additional investment ($)
Class I
General	N/A
Uniform Gifts or Transfers to Minor Accounts	N/A
IRAs	N/A
SIMPLE IRAs	N/A
Systematic Investment Plans	N/A
Clients of Eligible Financial Intermediaries	None/None
Retirement Plans with omnibus accounts held on the books of the fund	None/None
Other Retirement Plans	N/A
Institutional Investors	1 million/None

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone (Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432) or by mail (Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504).

Tax information

The fund’s distributions are taxable as ordinary income or capital gain, except when your investment is through an IRA, 401(k) or other tax-advantaged account.

Payments to broker/dealers and other financial intermediaries

The fund and its related companies may pay broker/dealers or other financial intermediaries (such as a bank) for the sale of fund shares and related services. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or visit your financial intermediary’s website for more information.

©

2009 Legg Mason Investor Services, LLC, member FINRA, SIPC. Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC, Legg Mason Global Asset Allocation, LLC, Batterymarch Financial Management, Inc., Brandywine Global Investment Management, LLC, ClearBridge Advisors, LLC and Legg Mason Capital Management, Inc. are subsidiaries of Legg Mason, Inc. LMFX012129SP 12/09